Schedule I - Financial Information of Parent Company (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (40,546)	$ (40,824)	$ 18,597
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,441	19,366	2,924
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	3,908
Changes in operating assets and liabilities:
Accounts receivable	(14,811)	(23,364)	(33,937)
Prepaid expenses and other current assets	(2,393)	(3,296)	(4,336)
Other noncurrent assets	82	75	(480)
Accrued expenses and other payables	5,112	3,985	6,554
Other noncurrent liabilities	(347)	(61)	1,139
Net cash provided by (used in) operating activities	5,658	(4,801)	9,895
Cash flows from investing activities:
Purchase of term deposits	(24,260)	(44,785)
Maturity of term deposits	69,265		139
Purchases of businesses	(3,500)	(11,430)	(8,359)
Net cash (used in) provided by investing activities	43,077	(54,297)	(13,747)
Cash flows from financing activities:
Repurchase of ordinary shares		(14,415)
Proceeds from issuance of initial public offering, net of issuance cost			93,775
Proceeds from follow-on offering			19,949
Reimbursed issuance cost from follow-on offering		836
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Proceeds from exercise of share options		1,335
Net cash provided by (used in) financing activities	(12,885)	(25,166)	108,754
Net increase (decrease) in cash and cash equivalents	36,748	(83,228)	106,536
Cash and cash equivalents, beginning of year	57,128	140,356	33,820
Cash and cash equivalents, end of year	93,876	57,128	140,356
Parent Company
Cash flows from operating activities:
Net income (loss)	(40,546)	(40,824)	18,597
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of acquired intangible assets	388
Equity in (earnings) loss of subsidiaries	27,536	15,179	(25,124)
Loss on disposal of subsidiary		23
Share-based compensation	4,441	19,366	2,924
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	3,908
Changes in operating assets and liabilities:
Accounts receivable	(47)	(27)	(6)
Amounts due from related parties	(1,213)	(14,872)	(1,757)
Prepaid expenses and other current assets	(1,058)	(825)	(769)
Other noncurrent assets	86		(352)
Accrued expenses and other payables	(1,909)	3,501	1,153
Other noncurrent liabilities	(373)	(59)	1,090
Net cash provided by (used in) operating activities	(8,617)	(16,869)	(364)
Cash flows from investing activities:
Purchase of term deposits		(40,854)
Maturity of term deposits	40,854
Purchases of businesses	(3,500)	(12,936)	(13,359)
Investment in subsidiaries	(10,000)	(2,015)
Net cash (used in) provided by investing activities	27,354	(55,805)	(13,359)
Cash flows from financing activities:
Repurchase of ordinary shares		(14,415)
Amounts due to related parties	(114)	(1,039)	6,713
Payment of professional fee related to initial public offering		(1,242)
Proceeds from issuance of initial public offering, net of issuance cost			90,818
Proceeds from follow-on offering			19,948
Reimbursed issuance cost from follow-on offering		836
Payment of reimbursable issuance cost related to follow-on offering		(694)	(141)
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Proceeds from exercise of share options		1,335
Net cash provided by (used in) financing activities	(5,214)	(23,180)	113,086
Net increase (decrease) in cash and cash equivalents	13,523	(95,854)	99,363
Cash and cash equivalents, beginning of year	4,849	100,703	1,340
Cash and cash equivalents, end of year	$ 18,372	$ 4,849	$ 100,703